CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 202,342	$ 154,969	$ 100,521
Cost of sales	168,425	128,541	83,894
Gross profit	33,917	26,428	16,627
Operating expenses:
Research & development and engineering	7,377	4,713	3,846
Selling and service	5,925	6,666	5,465
General and administrative	8,299	5,244	3,250
Total operating expenses	21,601	16,623	12,561
Operating income	12,316	9,805	4,066
Other (income) expense:
Interest expense	1,023	1,340	2,131
Loss on debt extinguishment		485
Other (income) expense, net	448	1,146
Total other (income) expense	1,471	2,971	2,131
Income before income taxes	10,845	6,834	1,935
Income tax provision	4,143	2,773	366
Net income	6,702	4,061	1,569
Undistributed earnings	6,702	4,061	1,569
Common Shares [Member]
Other (income) expense:
Undistributed earnings allocable to common shares	6,702	1,548	59
Weighted-average preferred shares outstanding
Basic	9,068,846	3,512,534	312,500
Diluted	9,068,846	3,512,534	312,500
Weighted-average common shares outstanding
Basic	9,068,846	3,512,534	312,500
Diluted	9,068,846	3,512,534	312,500
Undistributed earnings per share - basic
Undistributed earnings per share - basic	$ 0.74	$ 0.44	$ 0.19
Undistributed earnings per share - diluted
Undistributed earnings per share - diluted	$ 0.74	$ 0.44	$ 0.19
Preferred Shares [Member]
Weighted-average preferred shares outstanding
Basic			95,961
Diluted			95,961
Weighted-average common shares outstanding
Basic			95,961
Diluted			95,961
Series A Convertible Preferred Shares [Member]
Other (income) expense:
Undistributed earnings allocable to common shares		$ 2,513	$ 1,510
Undistributed earnings per share - basic
Undistributed earnings per share - basic			$ 15.74
Undistributed earnings per share - diluted
Undistributed earnings per share - diluted			$ 15.74